SCHEDULE OF ADVANCED TO SUPPLIERS - RELATED PARTIES (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Total	$ 12,136,967	$ 9,708,899
Advanced to suppliers - related parties	1,299,565	1,194,205
Wuhan Huiyu [Member]
Related Party Transaction [Line Items]
Total	42,285
Shanghai Dongying [Member]
Related Party Transaction [Line Items]
Total	552,343	320,488
Mobile Motion [Member]
Related Party Transaction [Line Items]
Total	704,937	873,717
Related Party [Member]
Related Party Transaction [Line Items]
Total	$ 1,299,565	$ 1,194,205